Debt - Schedule of Term Loan (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Face value of term loan	$ 10,000,000	$ 10,000,000
Final payment	450,000	450,000
Unamortized debt discount associated with final payment, issuance date warrant fair value, and financing costs	(1,593,000)	(2,039,000)
Total debt, net	8,857,000	8,411,000
Less: short-term debt	0	417,000
Long-term debt	$ 8,857,000	$ 7,994,000